Notes Payable (Details) - USD ($)		1 Months Ended
	Sep. 02, 2019	Oct. 01, 2019	Oct. 01, 2018	Jan. 27, 2017	Apr. 01, 2016	Apr. 01, 2015	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Payable (Textual)
Face amount							$ 400,000
Convertible note payable, current								$ 450,015,000	$ 450,015,000
Borrowed amount								4,963,000	25,407,000
Notes Payable [Member]
Notes Payable (Textual)
Interest rate	6.00%	7.35%	5.68%
Face amount	$ 35,000	$ 12,293	$ 31,610
Maturity date	Sep. 02, 2021
Installment term		5 months	10 months
Installment amount		$ 2,459	$ 3,244
Borrowed amount								35,000
Convertible Debt [Member]
Notes Payable (Textual)
Interest rate				8.00%
Face amount				$ 50,005
Conversion price				$ 1.55
Maturity date				Aug. 01, 2018
Convertible note payable, noncurrent								50,005	50,005
Convertible Debt [Member] | Subscription Agreement [Member]
Notes Payable (Textual)
Interest rate						8.00%
Face amount						$ 300,000
Conversion price						$ 0.33
Maturity date						Apr. 01, 2017
Convertible note payable, current								300,000	300,000
Convertible Debt [Member] | Additional Advance Agreement [Member]
Notes Payable (Textual)
Interest rate					8.00%
Face amount					$ 100,010
Conversion price					$ 1.55
Maturity date					Apr. 01, 2017
Convertible note payable, current								$ 100,010	$ 100,010